Fair Value	12 Months Ended
Dec. 31, 2017
Fair Value.
Fair Value

Note 15—Fair Value

        Fair value estimates are dependent upon subjective assumptions and involve significant uncertainties resulting in variability in estimates with changes in assumptions. The following table summarizes the principal amounts, carrying values and the estimated fair values of our financial instruments (in thousands):

	December 31, 2017			December 31, 2016
	Principal / Notional Amount	Carrying Value	Estimated Fair Value	Principal / Notional Amount	Carrying Value	Estimated Fair Value
Financial assets:
Loans and investments, net	$2,652,538	$2,579,127	$2,652,520	$1,790,160	$1,695,732	$1,749,130
Loans held-for-sale, net	292,249	297,443	302,883	675,494	673,367	683,833
Capitalized mortgage servicing rights, net	n/a	252,608	286,073	n/a	227,743	245,456
Securities held-to-maturity, net	40,566	27,837	28,439	—	—	—
Derivative financial instuments	77,984	684	684	550,118	5,615	5,615
Financial liabilities:
Credit and repurchase facilities	$530,938	$528,573	$529,992	$908,680	$906,637	$907,883
Collateralized loan obligations	1,436,274	1,418,422	1,436,871	737,000	728,441	728,643
Debt Fund	70,000	68,084	70,000	—	—	—
Senior unsecured notes	97,860	95,280	99,582	97,860	94,522	99,034
Convertible senior unsecured notes, net	243,750	231,287	254,335	86,250	80,660	86,586
Junior subordinated notes	154,336	139,590	94,215	175,858	157,859	105,650
Related party financing	50,000	50,000	49,682	50,000	50,000	55,120
Derivative financial instruments	291,421	1,306	1,306	522,651	2,451	2,451

        Assets and liabilities disclosed at fair value are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchical levels directly related to the amount of subjectivity associated with the inputs to fair valuation of these assets and liabilities are as follows:

        Level 1—Inputs are unadjusted and quoted prices exist in active markets for identical assets or liabilities, such as government, agency and equity securities.

        Level 2—Inputs (other than quoted prices included in Level 1) are observable for the asset or liability through correlation with market data. Level 2 inputs may include quoted market prices for a similar asset or liability, interest rates and credit risk. Examples include non-government securities, certain mortgage and asset-backed securities, certain corporate debt and certain derivative instruments.

        Level 3—Inputs reflect our best estimate of what market participants would use in pricing the asset or liability and are based on significant unobservable inputs that require a considerable amount of judgment and assumptions. Examples include certain mortgage and asset-backed securities, certain corporate debt and certain derivative instruments.

        Determining which category an asset or liability falls within the hierarchy requires significant judgment and we evaluate our hierarchy disclosures each quarter.

        The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

        Loans and investments, net.    Fair values of loans and investments that are not impaired are estimated using Level 3 inputs based on direct capitalization rate and discounted cash flow methodologies using discount rates, which, in our opinion, best reflect current market interest rates that would be offered for loans with similar characteristics and credit quality. Fair values of impaired loans and investments are estimated using Level 3 inputs that require significant judgments, which include assumptions regarding discount rates, capitalization rates, creditworthiness of major tenants, occupancy rates, availability of financing, exit plan and other factors.

        Loans held-for-sale, net.    Consists of originated loans that are generally transferred or sold within 60 days of loan funding, and are valued using pricing models that incorporate observable inputs from current market assumptions or a hypothetical securitization model utilizing observable market data from recent securitization spreads and observable pricing of loans with similar characteristics (Level 2). Fair value includes the fair value allocated to the associated future MSRs and is calculated pursuant to the valuation techniques described below for capitalized mortgage servicing rights, net (Level 3).

        Capitalized mortgage servicing rights, net.    Fair values are estimated using Level 3 inputs based on discounted future net cash flow methodology. The fair value of MSRs carried at amortized cost are estimated using a process that involves the use of independent third-party valuation experts, supported by commercially available discounted cash flow models and analysis of current market data. The key inputs used in estimating fair value include the contractually specified servicing fees, prepayment speed of the underlying loans, discount rate, annual per loan cost to service loans, delinquency rates, late charges and other economic factors.

        Securities held-to-maturity, net.    Fair values are approximated using Level 3 inputs based on current market quotes received from financial sources that trade such securities and are based on prevailing market data and, in some cases, are derived from third party proprietary models based on well recognized financial principles and reasonable estimates about relevant future market conditions.

        Derivative financial instruments.    The fair values of rate lock and forward sale commitments are estimated using valuation techniques, which include internally-developed models developed based on changes in the U.S. Treasury rate and other observable market data (Level 2). The fair value of rate lock commitments includes the fair value of the expected net cash flows associated with the servicing of the loans, see capitalized mortgage servicing rights, net above for details on the applicable valuation technique (Level 3). We also consider the impact of counterparty non-performance risk when measuring the fair value of these derivatives. Given the credit quality of our counterparties, the short duration of interest rate lock commitments and forward sale contracts, and our historical experience, the risk of nonperformance by our counterparties is not significant.

        Credit facilities and repurchase agreements.    Fair values for credit facilities and repurchase agreements of the Structured Business are estimated at Level 3 using discounted cash flow methodology, using discount rates, which, in our opinion, best reflect current market interest rates for financing with similar characteristics and credit quality. The majority of our credit facilities and repurchase agreement for the Agency Business bear interest at rates that are similar to those available in the market currently and the fair values are estimated using Level 2 inputs. For these facilities, the fair values approximate their carrying values.

        Collateralized loan obligations, Debt Fund, junior subordinated notes and related party financing.    Fair values are estimated at Level 3 based on broker quotations, representing the discounted expected future cash flows at a yield that reflects current market interest rates and credit spreads.

        Senior unsecured notes.    Fair values are estimated at Level 1 based on current market quotes received from active markets.

        Convertible senior unsecured notes, net.    Fair values are estimated at Level 2 based on current market quotes received from inactive markets.

        We measure certain financial assets and financial liabilities at fair value on a recurring basis. The fair values of these financial assets and liabilities were determined using the following input levels as of December 31, 2017 (in thousands):

			Fair Value Measurements Using Fair Value Hierarchy
	Carrying Value
		Fair Value	Level 1	Level 2	Level 3
Financial assets:
Derivative financial instruments	$684	$684	$—	$408	$276
Financial liabilities:
Derivative financial instruments	$1,306	$1,306	$—	$1,306	$—

        We measure certain financial and non-financial assets at fair value on a nonrecurring basis. The fair values of these financial and non-financial assets were determined using the following input levels as of December 31, 2017 (in thousands):

			Fair Value Measurements Using Fair Value Hierarchy
	Net Carrying Value
		Fair Value	Level 1	Level 2	Level 3
Financial assets:
Impaired loans, net(1)	$100,766	$100,766	$—	$—	$100,766
Non-financial assets:
Long-lived assets(2)	$16,787	$16,787	$—	$—	$16,787

(1)	We had an allowance for loan losses of $62.8 million relating to five loans with an aggregate carrying value, before loan loss reserves, of $163.6 million at December 31, 2017.
(2)

During 2017 and 2016, we determined that our real estate owned properties exhibited indicators of impairment and impairment analyses were performed, resulting in impairment losses of $3.2 million and $11.2 million, respectively. See Note 10—Real Estate Owned and Held-For-Sale for details.

        Loan impairment assessments.    Loans held for investment are intended to be held to maturity and, accordingly, are carried at cost, net of unamortized loan origination costs and fees, loan purchase discounts, and net of the allowance for loan losses, when such loan or investment is deemed to be impaired. We consider a loan impaired when, based upon current information, it is probable that we will be unable to collect all amounts due for both principal and interest according to the contractual terms of the loan agreement. We evaluate our loans to determine if the value of the underlying collateral securing the impaired loan is less than the net carrying value of the loan, which may result in an allowance and corresponding charge to the provision for loan losses. These valuations require significant judgments, which include assumptions regarding capitalization and discount rates, revenue growth rates, creditworthiness of major tenants, occupancy rates, availability of financing, exit plan and other factors. The table above and below includes all impaired loans, regardless of the period in which the impairment was recognized.

        Long-lived assets:    We review our real estate owned assets when events or circumstances change, indicating that the carrying amount of an asset may not be recoverable. In the evaluation of a real estate owned asset for impairment, many factors are considered, including estimated current and expected operating cash flows from the asset during the projected holding period, costs necessary to extend the life or improve the asset, expected capitalization rates, projected stabilized net operating income, selling costs, and the ability to hold and dispose of the asset in the ordinary course of business. We first compare the undiscounted cash flows to be generated by the asset to the carrying value of such asset. If the undiscounted cash flows are less than the carrying value, we recognize impairment based on discounted cash flows.

        Quantitative information about Level 3 fair value measurements at December 31, 2017 were as follows ($ in thousands):

	Fair Value	Valuation Techniques	Significant Unobservable Inputs
Financial assets:
Impaired loans(1):
Land	$70,928	Discounted cash flows	Discount rate	15.00%
			Capitalization rate	7.25%
			Revenue growth rate	3.00%
Hotel	29,050	Discounted cash flows	Discount rate	9.00%
			Capitalization rate	7.00%
			Revenue growth rate	3.30%
Office	788	Discounted cash flows	Discount rate	11.00%
			Capitalization rate	9.00%
			Revenue growth rate	2.50%
Derivative financial instruments:
Rate lock commitments	276	Discounted cash flows	W/A discount rate	8.25%
Financial assets:
Long-lived assets:
Hotel	11,458	Discounted cash flows	Discount rate	11.75%
			Capitalization rate	9.75%
			Revenue growth rate	3.50%
			Hold period	3 years

(1)	Includes all impaired loans regardless of the period in which a loan loss provision was recorded.

        The derivative financial instruments using Level 3 inputs are outstanding for short periods of time (generally less than 60 days). A roll-forward of Level 3 derivative instruments were as follows (in thousands):

	Fair Value Measurements Using Significant Unobservable Inputs for the Year Ended December 31,
	2017	2016
Derivative assets
Balance at beginning of period	$2,816	$—
Additions from the Acquisition	—	4,529
Settlements	(79,360)	(26,157)
Realized gains recorded in earnings	76,544	21,628
Unrealized gains recorded in earnings	276	2,816

Balance at end of period	$276	$2,816

        The following table presents the components of fair value and other relevant information associated with our rate lock commitments, forward sales commitments and the estimated fair value of cash flows from servicing on loans held-for-sale (in thousands):

	Notional/ Principal Amount	Fair Value of Servicing Rights	Interest Rate Movement Effect	Total Fair Value Adjustment
December 31, 2017
Rate lock commitments	$38,578	$276	$(278)	$(2)
Forward sale commitments	330,827	—	278	278
Loans held-for-sale, net (1)	292,249	5,806	—	5,806

Total		$6,082	$—	$6,082

(1)	Loans held-for-sale, net are recorded at the lower of cost or market on an aggregate basis and includes fair value adjustments related to estimated cash flows from MSRs.

        We measure certain assets and liabilities for which fair value is only disclosed. The fair value of these assets and liabilities was determined using the following input levels as of December 31, 2017 (in thousands):

			Fair Value Measurements Using Fair Value Hierarchy
	Carrying Value
		Fair Value	Level 1	Level 2	Level 3
Financial assets:
Loans and investments, net	$2,579,127	$2,652,520	$—	$—	$2,652,520
Loans held-for-sale, net	297,443	302,883	—	297,077	5,806
Capitalized mortgage servicing rights, net	252,608	286,073	—	—	286,073
Securities held-to-maturity, net	27,837	28,439	—	—	28,439
Financial liabilities:
Credit and repurchase facilities	$528,573	$529,992	$—	$291,536	$238,456
Collateralized loan obligations	1,418,422	1,436,871	—	—	1,436,871
Debt Fund	68,084	70,000	—	—	70,000
Senior unsecured notes	95,280	99,582	99,582	—	—
Convertible senior unsecured notes, net	231,287	254,335	—	254,335	—
Junior subordinated notes	139,590	94,215	—	—	94,215
Related party financing	50,000	49,682	—	—	49,682